Cash flow information (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investment properties	$ 117,547,000,000	$ 233,714,000,000	$ (14,634,000,000)
Property, plant and equipment	47,989,000,000	(7,581,000,000)	(96,187,000,000)
Trading properties	7,690,000,000	233,000,000	0
Intangible assets	36,546,000,000	4,842,000,000	(20,666,000,000)
Investments in associates and joint ventures	48,443,000,000	3,781,000,000	(1,220,000,000)
Deferred income tax assets	568,000,000	0	0
Restricted assets	8,400,000,000	321,000,000	(305,000,000)
Income tax and MPIT credit	426,000,000	66,000,000	0
Trade and other receivables	70,693,000,000	(13,598,000,000)	(39,759,000,000)
Right-of-use assets	25,853,000,000	(5,973,000,000)	0
Investments in financial assets	31,643,000,000	20,343,000,000	(9,506,000,000)
Derivative financial instruments	368,000,000	(56,000,000)	(77,000,000)
Inventories	4,712,000,000	(3,760,000,000)	(19,691,000,000)
Group of assets held for sale	55,028,000,000	0	0
Borrowings	(425,321,000,000)	(132,296,000,000)	70,300,000,000
Lease liabilities	(23,696,000,000)	0	0
Deferred income tax liabilities	(16,261,000,000)	(30,349,000,000)	9,338,000,000
Trade and other payables	(30,751,000,000)	3,474,000,000	76,590,000,000
Lease liabilities	0	3,120,000,000	0
Provisions	(7,095,000,000)	86,000,000	1,442,000,000
Employee benefits	(624,000,000)	161,000,000	4,188,000,000
Derivative financial instruments	9,000,000	0	0
Salaries and social security liabilities	(4,427,000,000)	207,000,000	7,979,000,000
Salaries and social security liabilities	(28,805,000,000)	0	0
Income tax expense	(596,000,000)	(161,000,000)	24,000,000
Net value of incorporated assets that do not affect cash	(82,294,000,000)	76,574,000,000	(32,184,000,000)
Cash and cash equivalents	145,330,000,000	9,017,000,000	18,550,000,000
Non-controlling interest	(62,519,000,000)	76,219,000,000	24,477,000,000
Goodwill	0	(565,000,000)	246,000,000
Net value of assets incorporated / intended for sale	(290,143,000,000)	143,211,000,000	(26,011,000,000)
Seller Financed Amount	0	0	(126,000,000)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (290,143,000,000)	$ 143,211,000,000	$ (26,137,000,000)